Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 12, 2025
Accounting Policies [Abstract]
Cash	$ 7,625,413		$ 457,142	$ 646,294
Cash, FDIC insured amount	250,000		250,000
Cash, FDIC uninsured amount	6,556,293		66,524
Deferred offering cost			582,679	252,964
Impairment of long lived assets	0		0	0
Contract liabilities - deferred revenue	154,386		162,226	158,429
Unrecognized tax benefits	$ 0		$ 0	$ 0
Dilutive shares	0	0	0	0	0
Consultancy fee	$ 150,000
Prepaid annual listing fee	64,166
Liability insurance premium	56,000
Prepaid rent	10,000
Issued for services	450,000
Amortized value	450,000
Income prepaid	43,750
Prepaid current	150,000					$ 84,310
Prepaid expense non current	256,250			$ 103,436
Interest and penalties income tax	$ 0	$ 0